SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	NOTE 18 - SUBSEQUENT EVENTS No subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.